OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INTANGIBLE ASSETS
Schedule of balances of cost, accumulated amortization, net book value and movements of other intangible assets

Balances of historical cost, accumulated amortization, net book value as of December 31, 2021 and 2020 and movements of other intangible assets for the year ended December 31, 2021, 2020 and 2019 were as follows:

		Right to use	Billing and			Cost to
		radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2019	39,627	6,648	138,564	8,790	2,868	23,360	3,606	223,463
Additions	1,106	(38)	27,921	—	(2)	10,290	366	39,643
Arising on business combinations (Note 5)	—	—	6	(37)	2	—	61	32
Disposal of VF Ukraine (Note 11)	(19,149)	—	(15,770)	—	(136)	(1,826)	(692)	(37,573)
Impairment	—	(26)	—	—	—	—	—	(26)
Disposal	(84)	(865)	(11,564)	(2,823)	(64)	(18,281)	(208)	(33,889)
Other	4	(1)	93	—	—	—	(81)	15
Foreign exchange differences	201	(29)	718	—	9	92	44	1,035
December 31, 2019	21,705	5,689	139,968	5,930	2,677	13,635	3,096	192,700
Additions	1,466	(11)	35,277	—	15	10,390	1,941	49,078
Arising on business combinations (Note 5)	—	—	—	—	—	—	—	—
Disposal of NVISION GROUP (Note 11)	—	—	(311)	—	—	—	—	(311)
Reclassification into assets for sale	—	—	(184)	—	—	—	—	(184)
Impairment	—	43	(167)	—	—	—	(2)	(126)
Disposal	(108)	(172)	(28,035)	(73)	(24)	(9,758)	(1,033)	(39,203)
Other	25	30	(83)	—	—	—	(1)	(29)
Foreign exchange differences	913	—	386	—	—	—	4	1,303
December 31, 2020	24,001	5,579	146,851	5,857	2,668	14,267	4,005	203,228
Additions	1,350	—	34,421	—	75	3,653	5,494	44,993
Arising on business combinations (Note 5)	—	—	571	1,147	174	—	576	2,468
Reclassification into assets for sale	—	—	(17)	—	—	—	—	(17)
Impairment	(1)	21	—	—	—	—	—	20
Disposal	(39)	(233)	(14,783)	(680)	(251)	(3,287)	(1,064)	(20,337)
Other	—	1	(97)	—	—	—	(9)	(105)
Foreign exchange differences	992	—	381	—	—	—	(1)	1,372
December 31, 2021	26,303	5,368	167,327	6,324	2,666	14,633	9,001	231,622
Accumulated amortisation and impairment
January 1, 2019	(16,113)	(4,586)	(80,785)	(5,258)	(2,754)	(16,343)	(1,662)	(127,501)
Charge for the year	(2,911)	(372)	(24,394)	(603)	(41)	(6,887)	(374)	(35,582)
Disposal of VF Ukraine (Note 11)	5,155	—	12,657	—	129	1,208	301	19,450
Effect on assets impairment	—	—	—	—	—	—	—	—
Disposal	25	831	11,065	2,813	64	18,281	196	33,275
Other	(2)	—	(24)	—	—	(2,573)	17	(2,582)
Foreign exchange differences	664	29	(615)	—	(9)	(80)	(20)	(31)
December 31, 2019	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	(1,542)	(112,971)
Charge for the year	(1,266)	(367)	(25,146)	(431)	(27)	(9,964)	(345)	(37,546)
Disposal of NVISION GROUP (Note 11)	—	—	77	—	—	—	—	77
Disposal	71	160	27,953	72	24	9,758	402	38,440
Other	(10)	(31)	81	—	—	—	2	42
Foreign exchange differences	(894)	—	(275)	—	—	—	2	(1,167)
December 31, 2020	(15,281)	(4,336)	(79,406)	(3,407)	(2,614)	(6,600)	(1,481)	(113,125)
Charge for the year	(1,443)	(349)	(29,737)	(631)	(35)	(3,424)	(1,867)	(37,486)
Disposal	3	228	14,716	679	249	3,288	920	20,083
Other	—	—	204	—	—	—	16	220
Foreign exchange differences	(971)	—	(211)	—	—	—	—	(1,182)
December 31, 2021	(17,692)	(4,457)	(94,434)	(3,359)	(2,400)	(6,736)	(2,412)	(131,490)
Net book value
December 31, 2020	8,720	1,243	67,445	2,450	54	7,667	2,524	90,103
December 31, 2021	8,611	911	72,893	2,965	266	7,897	6,589	100,132